RELATED PARTY TRANSACTIONS - Disclosure of detailed information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions [abstract]
Management fees	$ 574	$ 437
Management remuneration	1,052	863
Director fees	170	129
Share-based compensation	1,435	3,567
Key management compensation	$ 3,231	$ 4,996